Basis of Preparation of the Unaudited Interim Condensed Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Additional Information (Detail) - 9 months ended Sep. 30, 2023
$ in Thousands, $ in Billions
	MXN ($)	CLP ($)
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Impairment of investments in joint ventures	$ 4,677,782
Claro VTR [Member] | Liberty Latin America [Member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Impairment of investments in joint ventures	4,677,782
Contribution to refinancing of debt		$ 289.3
Additional impairment of investments in joint ventures	8,238,393
Claro VTR [Member] | Liberty Latin America [Member] | Convertible Notes [Member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Aggregate principal amount	$ 13,657,485